Long Term Debt - Summary of Weighted-Average Interest Rates Paid On Variable-Rate Debt Obligations (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
WRD Revolving Credit Facility
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	3.40%		3.48%		3.52%
WHR II Revolving Credit Facility Terminated December 2016
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.00%		3.00%		2.60%	2.40%
Esquisto-Revolving Credit Facility Terminated December 2016
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		2.80%		2.81%		3.13%
Esquisto-Revolving Credit Facility Terminated January 2016
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates				2.97%		2.97%
Esquisto-Second Lien Terminated In January 2016
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates				9.50%		9.25%